LONG-TERM LOANS FROM BANKS (Long Term Loan Agreement with JA Mitsui Leasing, Ltd. and Bank of Tokyo) (Narrative) (Details) (TPSCo [Member], Long-term loans from banks [Member])
In Thousands, unless otherwise specified
	1 Months Ended		1 Months Ended
	Jun. 30, 2014 JPY (¥)	Dec. 31, 2014 USD ($)	Jun. 30, 2014 TIBOR [Member]
Debt Instrument [Line Items]
Amount borrowed	¥ 8,800,000	$ 74,000
Basis spread over variable interest rate			1.65%
Number of installment payments	7